Annual Fund Operating Expenses - Class A, C, Inst, Inv, R, R6 Shares - Goldman Sachs Defensive Equity Fund	Sep. 30, 2020
Class R6
Operating Expenses:
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	none
Component2 Other Expenses	1.15%
Other Expenses (as a percentage of Assets):	1.15%	[1]
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(1.12%)	[2]
Net Expenses (as a percentage of Assets)	0.56%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	none
Component2 Other Expenses	1.28%
Other Expenses (as a percentage of Assets):	1.28%	[1]
Expenses (as a percentage of Assets)	2.31%
Fee Waiver or Reimbursement	(1.12%)	[2]
Net Expenses (as a percentage of Assets)	1.19%
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	none
Component2 Other Expenses	1.28%
Other Expenses (as a percentage of Assets):	1.28%	[1]
Expenses (as a percentage of Assets)	2.06%
Fee Waiver or Reimbursement	(1.12%)	[2]
Net Expenses (as a percentage of Assets)	0.94%
Institutional
Operating Expenses:
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	none
Component2 Other Expenses	1.16%
Other Expenses (as a percentage of Assets):	1.16%	[1]
Expenses (as a percentage of Assets)	1.69%
Fee Waiver or Reimbursement	(1.12%)	[2]
Net Expenses (as a percentage of Assets)	0.57%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component2 Other Expenses	1.28%
Other Expenses (as a percentage of Assets):	1.53%	[1]
Expenses (as a percentage of Assets)	2.81%
Fee Waiver or Reimbursement	(1.12%)	[2]
Net Expenses (as a percentage of Assets)	1.69%
Investor
Operating Expenses:
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	none
Component2 Other Expenses	1.28%
Other Expenses (as a percentage of Assets):	1.28%	[1]
Expenses (as a percentage of Assets)	1.81%
Fee Waiver or Reimbursement	(1.12%)	[2]
Net Expenses (as a percentage of Assets)	0.69%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. This arrangement will remain in effect through at least September 30, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.